OTHER ASSETS	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

13. OTHER ASSETS

Other assets consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Long-term deferred expenses	3,800	4,292
Total	3,800	4,292

Long-term deferred expenses of US$3,800 thousand were mainly attributable to the advances paid to FAW Jilin’s suppliers for molds and tool manufacturing of car body and vehicle parts which will be amortized over their expected periods of use.